Investments in Associates - Soto Norte Balance Sheet (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 12, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current assets		$ 289,100	$ 378,201
Total assets		1,352,871	1,242,120
Current liabilities		134,212	145,250
Total liabilities		728,216	746,225
Soto Norte
Disclosure of associates [line items]
Current assets		3,922	2,658
Non-current assets		678,206	670,455
Total assets		682,128	673,113
Current liabilities		1,851	1,337
Non-current liabilities		137,641	167,915
Total liabilities		139,492	169,252
Net assets		$ 542,636	$ 503,861
Ownership Interest	20.00%	20.00%	20.00%
Company’s share of the net assets of Soto Norte – 20%		$ 108,527	$ 100,772